UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Parabolic Partners Capital Management LLC
Address: 396 Springfield Ave., 3rd Floor
         Summit, NJ  07901

13F File Number:  028-12073

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kostolansky
Title:     CFO/COO
Phone:     908-918-0118

Signature, Place, and Date of Signing:

       /s/  Michael Kostolansky     Summit, NJ     October 19, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $122,664 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN INC                       COM             031162100       51    75000 SH  PUT  SOLE                    75000        0        0
AMGEN INC                       COM             031162100      144   150000 SH  CALL SOLE                        0        0        0
ANDREW CORP                     NOTE 3.250% 8/1 034425AB4     4205  4000000 PRN      SOLE                  4000000        0        0
BEST BUY INC                    SDCV 2.250% 1/1 086516AF8    19228 17500000 PRN      SOLE                 17500000        0        0
CARNIVAL CORP                   DBCV 1.132% 4/2 143658AV4     8322 12083000 PRN      SOLE                 12083000        0        0
CHESAPEAKE ENERGY CORP          COM             165167107       38    50000 SH  PUT  SOLE                    50000        0        0
CHESAPEAKE ENERGY CORP          NOTE 2.500% 5/1 165167CA3    10213 10000000 PRN      SOLE                 10000000        0        0
CLEAR CHANNEL COMMUNICATIONS    COM             184502102      374    10000 SH       SOLE                    10000        0        0
COMPANHIA VALE DO RIO DOCE      SPONSORED ADR   204412209       66   120000 SH  PUT  SOLE                   120000        0        0
DEVON ENERGY CORP NEW           COM             25179M103       47    60000 SH  CALL SOLE                        0        0        0
DEVON ENERGY CORP NEW           COM             25179M103        5    60000 SH  PUT  SOLE                    60000        0        0
DISNEY WALT CO                  COM DISNEY      254687106     1685    49000 SH       SOLE                    49000        0        0
EASTMAN KODAK CO                COM             277461109      937    35000 SH       SOLE                    35000        0        0
EASTMAN KODAK CO                NOTE 3.375%10/1 277461BE8     5306  5000000 PRN      SOLE                  5000000        0        0
ELECTRONIC DATA SYS NEW         COM             285661104       15   200000 SH  CALL SOLE                        0        0        0
EXPEDIA INC DEL                 COM             30212P105     2263    71000 SH       SOLE                    71000        0        0
FORD MTR CO DEL                 COM PAR $0.01   345370860       92   275000 SH  CALL SOLE                        0        0        0
GAP INC DEL                     COM             364760108       98   150000 SH  CALL SOLE                        0        0        0
GAP INC DEL                     COM             364760108      120   150000 SH  PUT  SOLE                   150000        0        0
GAP INC DEL                     COM             364760108       92     5000 SH       SOLE                     5000        0        0
GENERAL MTRS CORP               COM             370442105      266   430000 SH  PUT  SOLE                   430000        0        0
GENERAL MTRS CORP               DEB SR CV C 33  370442717    18368   750000 SH       SOLE                   750000        0        0
GENZYME CORP                    COM             372917104       12      200 SH       SOLE                      200        0        0
GENZYME CORP                    COM             372917104      953   155000 SH  CALL SOLE                        0        0        0
HEALTHSOUTH CORP                COM NEW         421924309      284    16200 SH       SOLE                    16200        0        0
HLTH CORPORATION                COM             40422Y101       16   320000 SH  PUT  SOLE                   320000        0        0
IAC INTERACTIVECORP             COM NEW         44919P300       50    50000 SH  PUT  SOLE                    50000        0        0
IAC INTERACTIVECORP             COM NEW         44919P300        1    50000 SH  CALL SOLE                        0        0        0
INTERPUBLIC GROUP COS INC       COM             460690100      724   556200 SH  PUT  SOLE                   556200        0        0
LIBERTY MEDIA CORP              DEB 3.750% 2/1  530715AL5     8700 15000000 PRN      SOLE                 15000000        0        0
LIBERTY MEDIA CORP NEW          DEB 0.750% 3/3  530718AF2    16556 15000000 PRN      SOLE                 15000000        0        0
SPDR TR                         UNIT SER 1      78462F103      177   300000 SH  PUT  SOLE                   300000        0        0
TARGET CORP                     COM             87612E106     4018    63200 SH       SOLE                    63200        0        0
TRIBUNE CO NEW                  COM             896047107     2049    75000 SH       SOLE                    75000        0        0
VALE CAP LTD                    NT RIO CV VALE  91912C208    16593   250000 SH       SOLE                   250000        0        0
WYETH                           COM             983024100      305    50000 SH  PUT  SOLE                    50000        0        0
WYETH                           COM             983024100      285     6400 SH       SOLE                     6400        0        0
WYETH                           COM             983024100        6    50000 SH  CALL SOLE                        0        0        0